FolioBeyond Alternative Income and Interest Rate Hedge ETF

SCHEDULE OF INVESTMENTS at October 31, 2023 (Unaudited)

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES (1) - 93.0%
Federal Home Loan Mortgage Corporation REMICS - 34.3%
3.500%, 04/25/36	$5,553,443	$587,376
4.000%, 05/25/40	4,446,916	692,753
5.500%, 02/25/44	3,102,124	557,296
4.500%, 01/25/46	8,294,933	1,387,610
3.500%, 04/15/46	2,968,760	475,138
5.000%, 07/25/47	3,372,105	588,071
3.500%, 08/25/48	3,611,184	497,201
4.500%, 09/15/48	2,537,542	525,742
3.500%, 11/25/48	14,033,805	1,955,729
4.000%, 01/25/49	5,558,022	1,148,776
4.500%, 02/25/49	4,070,629	886,010
4.000%, 06/25/49	1,131,424	229,579
4.500%, 10/25/49	4,651,056	1,009,860
3.000%, 03/25/50	1,309,035	219,092
4.000%, 04/25/50	4,572,823	965,030
4.000%, 08/25/50	2,201,544	451,321
4.500%, 10/25/50	4,059,021	923,684
5.500%, 10/25/50	4,004,376	1,034,294
3.000%, 11/25/50	12,404,445	2,054,329
4.500%, 12/25/50	5,361,635	1,347,690
3.500%, 02/25/51	4,667,305	885,122
3.000%, 03/25/51	4,049,544	668,812
4.500%, 04/25/51	8,210,080	1,950,703
2.500%, 05/25/51	7,554,273	1,105,239
3.000%, 06/25/51	2,545,741	374,127
3.000%, 09/25/51	1,901,361	310,176
4.000%, 11/25/51	4,344,139	928,760
5.000%, 01/25/52	12,136,578	2,962,888
		26,722,408
Federal National Mortgage Association REMICS - 16.8%
3.500%, 05/25/41	1,204,390	174,108
3.500%, 07/25/46	18,443,893	2,514,323
5.500%, 11/25/48	1,644,516	319,571
4.500%, 02/25/48	4,355,685	985,160
4.500%, 03/25/48	4,036,842	662,752
4.000%, 08/25/48	1,781,374	356,427
2.500%, 10/25/48	6,185,522	812,327
4.000%, 07/25/49	8,024,240	1,573,556
3.500%, 02/25/50	1,713,253	291,441
3.500%, 04/25/50	2,520,648	464,670
4.000%, 07/25/50	2,077,807	423,830
4.500%, 01/25/51	10,614,372	2,727,787
4.000%, 02/25/51	1,607,839	345,876
3.500%, 06/25/51	3,858,129	734,055
3.000%, 11/25/51	3,207,272	490,184
3.500%, 11/25/51	1,109,181	202,371
		13,078,438
Government National Mortgage Association - 41.9%
3.000%, 11/20/46	14,472,606	1,951,890
4.000%, 11/20/47	6,521,306	684,090
3.500%, 11/20/48	4,747,221	804,021
4.500%, 02/20/49	3,994,180	822,949
3.500%, 06/20/49	6,054,070	904,867
4.000%, 01/20/50	5,656,199	684,499
4.500%, 01/20/50	3,809,761	751,341
4.500%, 01/20/50	8,780,074	1,800,782
4.500%, 04/20/50	20,281,979	3,703,986
4.500%, 10/20/50	8,769,129	1,843,275
2.500%, 11/20/50	9,061,875	566,743
5.500%, 12/20/50	10,416,873	2,090,484
3.500%, 01/20/52	21,467,690	3,055,209
3.500%, 03/20/52	44,726,018	5,704,987
5.000%, 02/20/53	15,451,600	3,792,798
5.000%, 02/20/50	704,855	148,669
4.000%, 11/20/50	8,158,274	1,625,777
4.000%, 12/20/50	979,403	185,926
3.500%, 04/20/51	4,869,876	817,596
3.500%, 09/20/51	2,488,500	441,602
4.500%, 09/20/51	2,343,157	320,621
		32,702,112
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $64,142,215)		72,502,958

	Shares
SHORT-TERM INVESTMENTS - 4.1%
Money Market Funds - 4.1%
First American Government Obligations Fund, Class X, 5.276% (2)	3,220,763	3,220,763
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,220,763)		3,220,763

TOTAL INVESTMENTS IN SECURITIES - 97.1%
(Cost $67,362,978)		75,723,721
Other Assets in Excess of Liabilities: 2.9%		2,296,872
TOTAL NET ASSETS - 100.0%		$78,020,593

(1)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(2)	The rate shown is the annualized seven-day effective yield as of October 31, 2023.

Summary of Fair Value Exposure at October 31, 2023 (Unaudited)

The FolioBeyond Alternative Income and Interest Rate Hedge ETF (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2023:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$-	$72,502,958	$-	$72,502,958
Short-Term Investments	3,220,763	-	-	3,220,763
Total Investments in Securities	$3,220,763	$72,502,958	$-	$75,723,721